Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure Of Business And Nature Of Operations [Line Items]
Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies
NOTE 1	Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies
1.1 Description of Business
Equifax do Brasil S.A. (the “Company”, “our” or “we”) is a company controlled by Equifax, Inc. which is based in the United States of America, its ultimate parent, and is incorporated and domiciled in Brazil. The address of the registered office is Avenida Tambore, 267, Sao Paulo, SP. The operations of the Company primarily revolve around its newly acquired subsidiary Boa Vista Servicos S.A. (“BVS”). BVS provides a complete range of analytic solutions, including credit scoring, credit recovery services, client prospection, marketing services, anti-fraud services, among others, in the Brazilian market. Prior to the acquisition of BVS as described in Note 2, the Company owned a 9.95% interest in BVS.
1.2 Statement of Compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. Certain immaterial amounts in the prior years have been reclassified to conform with current year presentation. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”). These financial statements were approved for disclosure by the Executive Board and sent to the Board of Directors on May
8
, 2024.
1.3 Basis of Measurement
These financial statements have been prepared on a historical cost basis, unless otherwise stated.
The Company consolidates the financial information for all entities it controls. Control is obtained when the Company has the power over the relevant activities of an entity and exposure to variability of returns from this entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and deconsolidated from the date that control ceases. Balances and transactions between subsidiaries, and unrealized gains and losses on operations between the Company and its subsidiaries were eliminated.
1.4 Going Concern
The financial statements have been prepared under the assumption that the Company operates on a going concern basis.
1.5 Critical Accounting Estimates and Judgments
Prior to January 1, 2021, no stand-alone financial statements for the Company had been prepared and accordingly, the Company adopted IFRS for its financial statements for the years ended December 31, 2021 and 2022 effective on January 1, 2021, applying all standards that were in effect as of that date (“the Adoption”). Accordingly, no reconciliations of opening equity or total comprehensive income was required. The Company has prepared financial statements that comply with IFRS applicable as of December 31, 2023, together with the comparative period data for the years ended December 31, 2022 and December 31, 2021, as described in the summary of significant accounting policies. In preparing the financial statements, the Company’s opening statement of financial position was prepared as of January 1, 2021, the Company’s date of adoption of IFRS.
In the preparation of these financial statements, Management used judgments and estimates that affect the application of accounting policies of the Company, and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Estimates and assumptions are reviewed on a continuous basis. Changes in estimates are recognized on a prospective basis.
a. Judgments
The judgments which significantly impact the amounts recognized in the consolidated financial statements relate to:

•	Determining the useful life of intangible assets: the determination of useful lives requires estimates of expected future benefits. Note 1.11 and 1.12

•	Determining the fair value of intangible assets as a result of business combinations. Notes 2 and 18

b. Uncertainties resulting from assumptions and estimates
The main estimates related to the financial statements refer to:

•	Impairment test of intangible assets and goodwill: assumptions involved in determining the recoverable values—Note 11

•	Provision for tax, civil and labor risks: assumptions regarding the likelihood and magnitude of the outflows of funds – Note 16

•	Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized—Note 1.20 and Note 9
1.6 Revenue recognition
The Company generates revenue through two revenue streams: i) decision services and ii) recovery services. The Company determines revenue recognition through the following steps:

•	identification of a contract with a customer;

•	identification of the performance obligation(s) in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligation(s) in the contract; and

•	recognition of revenue when or as the performance obligation(s) are satisfied.
At contract inception, the Company assesses the services promised within each contract, determines which goods or services are performance obligations, and assesses whether each promised service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when, or as that performance obligation is satisfied.
Revenue from decision services
Decision services revenue is derived from subscription arrangements to the Company’s platform, a comprehensive database with features to support customers with assessment and decision-making related to their customers’ credit risk.
The following is a summary of the decision services available as a feature in the Company’s platform through subscriptions:

•	Risk analytics - solutions based on statistical models to help companies to make more assertive and efficient business decisions.

•	Legacy data report - reports with recording, demographic and restrictive data.

•	Marketing services - intelligence to identify customers with the most adequate profile for its target.

•	Anti-fraud solutions – security solution for virtual stores, fintechs and payments processing industry by combating fraud in digital transactions.
Subscriptions (i.e., monthly and annually) are generally determined to have one distinct performance obligation, which is access to the Company’s platform and its features, and are recognized over time, ratably, over the subscription term, as the performance obligation is satisfied. In addition, the renewal of the monthly subscription is automatic and can be canceled at any time.
Prepayments
In some cases, the customer prepays its annual subscription. When the customer makes a prepayment, a contract liability is recognized in the amount of such prepayment with an obligation for provision of commercial credit reporting and scoring to the customer. The realization of the contract liability and recognition of revenue occurs as the customer receives and has access to the contracted features. For prepaid contract amounts, revenue is recognized when consumed by the customer.
Revenue from recovery services
Recovery services revenue is derived from solutions to support customers in recovering debts. The following is a summary of the recovery services provided by the Company:

•	Digital solutions - Solutions for the management of creditor’s defaulting portfolios and for sending formal communications to debtors via digital vehicles, such as SMS and e-mail.

•	Printed solutions - Submission of printed collection letter to debtors and reports with consumers’ debt history.

The Company uses its digital solutions and analysis techniques to define processes and communication flows for each customer, increasing the effectiveness of the credit recovery process (i.e., notifying the debtor and, in case of continued
non-payment,
making such information public).
Recovery services arrangements are determined to have one performance obligation, which are either the digital or the printed solutions, and are recognized over time, ratably over the contract terms as the performance obligation is satisfied based on the volume of notifications sent by month. Each notification sent to debtors corresponds to a separate service provided and is considered in the volume of notifications sent at the price contracted by the customer. The Company monitors provided recovery services by customer and issues the invoice 30 days after the service is rendered.
1.7 Financial Instruments

(i)	Recognition and initial measurement
Dividends receivable are initially recognized on the date that they were originated. All other financial assets and liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is an account receivable without a material financing component) is initially measured at fair value, plus, for an item not measured at fair value through profit or loss (FVPL), transaction costs that are directly attributable to its acquisition or issue. Accounts receivable without a significant financing component are initially measured at the price of the transaction.

(ii)	Classification and subsequent measurement
Financial instruments
At initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit and loss (FVPL).
To determine recognition, the Company makes an assessment of the objective of the business model in which a financial asset is held at the portfolio level, since this best reflects the way the business is managed and information is provided to management. The information considered includes:

•
whether management’s strategy focuses on obtaining contractual interest revenue, maintaining a certain interest rate profile, matching the duration of financial assets to the duration of related liabilities or expected cash outflows, or the realization of cash flows through the sale of assets;

•	how the performance of the portfolio is evaluated and reported to the Company’s management;

•	risks that affect the performance of the business model and the manner in which those risks are managed; and

•	Financial assets managed and whose performance is evaluated based on fair value are measured at FVPL.
The financial assets of the Company are measured at fair value through profit and loss.
In 2021 and 2022 and through August 7, 2023, these assets include the investment in 9.95% of the outstanding equity of BVS which was recorded in Financial assets measured at FVPL within the Company’s Statement of Financial Position. The Company recorded the investment using a mark-to-market
approach and adjusted the carrying value of the investment monthly based on quoted market prices for BVS securities publicly traded in Brazil. All resulting unrealized gains or losses on the investment were recorded in fair value gains (losses) on equity investments at FVPL within the Company’s Statements of Comprehensive Profit or Loss. After the acquisition of BVS, all of the BVS activity was 100% consolidated.
Also included in Financial assets at FVPL was the investment in 9.5% of the outstanding equity of Neuroanalitica Participacoes Ltda. (“Neuroanalitica”), which is not a publicly traded company and is focused on the development of automated solutions for the decision cycle. The Company recorded the investment at cost which represented the best estimate of fair value. The investment balance recorded for Nueroanalitica was R$ 2,576 as of December 31, 2022. We sold our investment in Neuroanaltica on May 12, 2023 which resulted in a gain of R$ 31,211. This gain has been recorded in other income, net. Other income, net is primarily dividend income of R$14,553 and $5,053 for the years ended December 31, 2022 and December 31, 2021 respectively

Financial assets at amortized cost - These assets are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is reduced for impairment losses. Interest revenue, foreign exchange gains and losses, and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
All financial assets not classified as measured at amortized cost, as described above, are classified at FVPL. This includes cash and cash equivalents, and our investment in the equity of BVS. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost at FVPL if this would significantly eliminate or reduce an accounting mismatch that would otherwise arise.
Financial liabilities - Financial liabilities are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

(iii)	Derecognition
Financial assets
The Company derecognizes a financial asset when the contractual rights to the cash flows expire, or when the Company transfers the rights to receive the contractual cash flows in a transaction in which substantially all risks and benefits of owning the financial asset are transferred or in which the Company neither substantially transfers nor maintains all risks and benefits of owning the financial asset and it does not retain control over the financial asset.
Financial liabilities
The Company derecognizes a financial liability when its contractual obligations are discharged, canceled or expired. The Company also derecognizes a financial liability when terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount and the consideration paid (including any non-cash
assets transferred or assumed liabilities) is recognized in profit or loss.
1.8 Fair Value Measurements
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:
Level 1 — Quoted prices for identical instruments in active markets.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 — Significant inputs to the valuation model are unobservable.
We maintain policies and procedures to value instruments using the best and most relevant data available. In addition, the Company performs reviews to assess the reasonableness of the valuations. This detailed review may include the use of a third-party valuation firm. Additional information on the assumptions adopted in the measurement of fair values is included in Note 18—Financial instruments.

1.9 Impairment
(i)
Non-derivative
financial assets
Financial instruments and contractual assets
The Company recognizes provisions for expected credit losses on financial assets measured at amortized cost under the simplified approach. When estimating expected credit losses, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information and analysis, based on the Company’s historical experience, credit assessment and considering forward-looking information.
The Company uses a “provision matrix” to calculate expected losses for its trade receivables. The provision matrix is based on the percentages of historical loss observed over the expected life of the receivables and is adjusted for specific customers according to score (percentage that represents the statistical calculation produced internally that considers future estimates and qualitative factors, such as capacity debtor’s financial situation). These qualitative factors are monitored monthly by the Company’s treasury. Historical loss percentages and scores are reviewed whenever a significant event occurs with indications that there may be a significant change in these percentages.
For customers with a delinquency of less than or greater than 90 days, but with a high probability of recovery, the Company’s historical recovery percentages are applied. The score is applied to customers who have been in default for more than 90 days and have a low probability of recovery. The provision for losses for financial assets measured at amortized cost is deducted from the gross carrying value of the assets.
The gross carrying value of a financial asset is written down when the Company has no reasonable expectation of recovering the financial asset in full or in part. The Company does not expect any significant recovery of the written-off
value. However, financial assets written off may still be subject to credit execution to comply with the Company’s procedures for recovering amounts owed.
1.10 Labor obligations
Short-term labor obligations
Obligations for short-term employee benefits are recognized as personnel expenses as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
The Company offers to its employees a defined-contribution pension plan, called Boa Vista Prev., managed by Bradesco Vida e Previdência, whose monthly contributions are made in part by the employees and part by the Company. The plan was implemented on November 1, 2011 and modified in 2015.
1.11 Intangible assets
Separately acquired intangible assets with a defined useful life are recorded at cost, less accumulated amortization and impairment losses. Amortization is recognized on a straight-line basis, according to the estimated useful lives of the assets. The estimated useful lives and the amortization method are reviewed annually, and the effects of any changes in estimates are recorded prospectively.
Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment.
Database
Intangible assets include expenditures for databases, mainly from registry offices, to create products offered by the Company to its customers. These assets are amortized under the straight-line method, whose useful life is based on the legal period for the disclosure of such information, of five years and seven years depending on the nature of the data.
Trademarks
Separately acquired trademarks are stated at historical cost. Trademarks acquired in a business combination are recognized at fair value on the acquisition date and are amortized over two years.

Software
Licenses acquired for computer programs that are capitalized based on costs incurred and amortized over their useful life. Expenditures associated with software development are capitalized and amortized over their estimated useful lives or maintenance are recognized as expenses when incurred.
Customer portfolio
Relationships with customers acquired in business combinations represent important access to a specific market for market participants as well as a barrier to competitors.
Non-compete
agreement
Non-compete
agreements are recognized at fair value on the acquisition date and their respective amortization is carried out in accordance with the estimated useful life of the intangible asset.
1.12 Amortization
Amortization is calculated using the straight-line method based on the estimated useful lives of each asset. Amortization is recognized in profit or loss.
Estimated useful lives are as follows:

Useful life - years
Trademark	2
Database	5 - 7
Software	5
Customer portfolio	10
Non-compete agreement	15
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
1.13 Product development costs
Internal projects relate to the structuring and development of products and are classified as “Internally developed products” when the product is ready for sale. However, products that are still under development are classified as “Intangible assets in progress”.
Directly attributable expenses with the development of projects linked to technological innovations are capitalized when all of the following aspects are met:

•	Technical feasibility can be demonstrated to complete the asset in such a way that it is made available for use;

•	The Company has the intention and ability to complete the intangible asset and use it;

•	It is possible to demonstrate how the intangible asset will generate future economic benefits;

•	The Company has the ability to reliably measure the expenditures attributable to the intangible asset during its development.

•	The Company can demonstrate the availability of adequate technical, financial and other resources to complete the development.
Capitalized expenditures, when the aforementioned criteria are met, include labor costs that are directly attributable to the preparation of this asset. Development activities involve a plan or project aimed at producing new products and/or improvements.

Following initial recognition, the asset is carried at cost less any accumulated amortization and any impairment losses. Amortization begins when development is completed and the asset is available for use for the period of the future economic benefits. The useful life of development assets reflects the period of financial return of each project, which is estimated between two and five years. During the development
period, the recoverable value of the asset is tested annually.
1.14 Impairment of
Non-financial
assets
On each reporting date, the Company reviews the carrying amounts of its non-financial
assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (“CGUs”). Goodwill and intangible assets with indefinite useful lives arising from a business combination are allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. As of December 31, 2023 we have one CGU.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal.
Value-in-use
is based on the estimated future cash flows, discounted to their fair value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
1.15 Cash and Cash Equivalents
Cash and cash equivalents include cash in hand, cash at banks, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

1.16 Interest in joint venture
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The aggregate of the Company’s share of profit or loss of a joint venture is shown on the face of the consolidated statement of profit or loss and other comprehensive income outside operating profit and represents profit or loss after tax and non-controlling
interests in the subsidiaries of the associate or joint venture.
Interests in joint ventures are accounted for using the equity method, after initially being recognised at cost in the consolidated statement of financial position.
Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Company’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from joint ventures are recognized as a reduction in the carrying amount of the investment.
Where the Company’s share of losses in an equity method investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.
Unrealized gains on transactions between the Company and its joint ventures are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Company.
1.17 Business combination and goodwill
The Company uses the acquisition method to account for business combinations. The cost of an acquisition is measured as the sum of the consideration transferred, which is measured at the acquisition-date fair value. Costs directly attributable to the acquisition are expensed as incurred.
When acquiring a business, the Company evaluates the financial assets acquired and liabilities assumed to classify them according to the contractual terms, the economic circumstances and the applicable conditions on the date of acquisition.
Goodwill corresponds to the value paid in excess of the assets acquired and liabilities assumed at fair value, resulting from the expectation of future profitability and supported by economic and financial studies that were the basis for the purchase price of the business.
Goodwill is measured at cost, less accumulated impairment losses. It is tested for impairment annually, or more frequently if there is indication that the Cash-Generating Unit may be impaired.
Goodwill arising on acquisition of subsidiaries is recognized in intangible assets.
1.18 Provisions
Provisions are recognized for present obligations (legal or constructive) resulting from past events, in which it is possible to estimate the amounts reliably and whose settlement is likely. The amount recognized as a provision is the best estimate of the consideration required to settle the obligation at the end of each year, considering the risks and uncertainties related to the obligation.
The determination of the probability of loss includes the assessment of available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system, as well as the assessment of the Company’s internal and external lawyers. In the case of civil contingencies, the provision is made according to the number of active lawsuits regardless of their likelihood of loss, multiplied by the historical average loss value of the lawsuits.

A contingent liability recognized in a business combination is initially measured at fair value. Subsequently, it is measured by the higher of the value that would be recognized in accordance with the requirements of provisions above or the amount initially recognized less (when appropriate) the accumulated amortization recognized.
1.19 Foreign Currency
We have determined that the local currency is the functional currency as determined by a review of the economic environment where the Company primarily generates and expends cash. The Company’s financial statements are presented in Brazilian Reais, which is also the Company’s functional currency.
1.20 Income Tax
Income tax expense represents the sum of our current and deferred taxes.
Current and deferred income tax expense are calculated based on the rates of 15% plus a surcharge of 10% on taxable income in excess of R$240,000 (R$20,000 per month) for income tax and 9% on taxable income for social contribution on net income, and consider the offsetting of tax losses, limited to 30% of the taxable income for the year.
Current and deferred taxes are recognized in profit or loss.
Current income tax
Current tax expense is the tax payable or receivable on the taxable income or loss for the year and any adjustments to taxes payable in relation to prior years. The amount of current taxes payable or receivable is recognized in the Statements of Financial Position as a tax asset or liability under the best estimate of the expected amount of taxes to be paid or received reflecting the uncertainties related to its calculation, if any. It is measured based on tax rates enacted at the reporting date. Current tax assets and liabilities are offset only if certain criteria are met.
Deferred income tax
Deferred tax assets and liabilities are recognized in relation to the temporary differences between the book values of assets and liabilities for financial statement purposes and the related amounts used for taxation purposes. The changes in deferred tax assets and liabilities for the year are recognized as deferred income tax expense. Deferred tax is not recognized for temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination, and that does not affect the taxable or accounting profit or loss; or taxable temporary differences arising from the initial recognition of goodwill.
A deferred tax asset is recognized in relation to the unused tax losses and deductible temporary differences to the extent that it is probable that future taxable income will be available to be used to offset such amounts. Future taxable income is determined based on the reversal of relevant taxable temporary differences. If the amount of the taxable temporary differences is insufficient to fully recognize a deferred tax asset, the future taxable income, adjusted for reversals of the existing temporary differences, is considered, based on the Company’s business plans.
Deferred tax assets are reviewed at each reporting date and reduced when their realization is no longer probable.
Deferred tax assets and liabilities are measured at tax rates expected to be applied to temporary differences when they are reversed, based on rates enacted or substantively enacted up to reporting date.
The measurement of deferred tax assets and liabilities reflects the tax consequences of how the Company expects to recover or settle its assets or liabilities. Deferred tax assets and liabilities are offset only if (a) the Company has a legal right to offset current tax assets against current tax liabilities; and (b) the deferred tax assets and liabilities are related to income taxes levied by the same tax authority.
1.21 Dividends and interest on net equity (“INE”)
The proposal for distribution of dividends made by the Company’s board of directors that is within the portion equivalent to the minimum mandatory dividends is recorded in current liabilities, as “Dividends payable”, since it is considered a legal obligation established in the Company’s bylaws.

Shareholders are entitled to minimum mandatory dividends of 25% of the net income for each year, adjusted in accordance with the legislation in force unless the board of directors determines the distribution would be incompatible with the current financial situation. The distribution of dividends and interest on net equity to the Company’s shareholders is recognized as a liability payable of the Company at the end of the year, based on the Company’s bylaws.
1.22 Recent Accounting Pronouncements
New standards, amendments and interpretations to standards
The standards, amendments and interpretations to standards issued but not effective until after the date of issue of these financial statements are presented below:
Amendment to IAS 1
– The amendments, as issued in 2020 and 2022, aim to clarify the requirements on determining whether a liability is current or non-current,
and require new disclosures for
non-current
liabilities that are subject to future covenants. The amendments apply for annual reporting periods beginning on or after January 1, 2024. The Company is evaluating the impact of this amendment.
The following new and amended accounting standards are not expected to have a significant impact on the Company’s consolidated financial statements.

•	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

•	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

•	Lack of Exchangeability (Amendments to IAS 21)

•	Sale or Contribution of Assets between an investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
There are a number of new or amended standards as described further below that are mandatorily effective for an accounting period that began after January 1, 2023. Their adoption has not had any impact on the disclosures or on the amounts reported in these consolidated financial statements.
Amendment to IAS 1 and IFRS Practice Statement 2
– The IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements) and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.
To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.
Amendment to IAS 8
– The amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, whereas changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.
Amendment to IAS 12 –
The amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences, and will require the recognition of additional deferred tax assets and liabilities.
The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:

•	right-of-use assets and lease liabilities, and

•	decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.

The cumulative effect of recognising these adjustments is recognised in the opening balance of retained earnings, or another component of equity, as appropriate.
IAS 12 did not previously address how to account for the tax effects of on balance sheet leases and similar transactions and various approaches were considered acceptable. Some entities may have already accounted for such transactions consistent with the new requirements. These entities will not be affected by the amendments.
OECD Pillar Two Rules -
In December 2021, the Organisation for Economic
Co-operation
and Development (OECD) released the Pillar Two model rules (the Global AntiBase Erosion Proposal, or ‘GloBE’) to reform international corporate taxation. Large multinational enterprises within the scope of the rules are required to calculate their GloBE effective tax rate for each jurisdiction where they operate. They will be liable to pay a top-up
tax for the difference between their GloBE effective tax rate per jurisdiction and the 15% minimum rate.
In May 2023, the IASB made narrow-scope amendments to IAS 12 which provide a temporary relief from the requirement to recognise and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules, including tax law that implements qualified domestic minimum top-up
taxes described in those rules.
The amendments also require affected companies to disclose:

•	the fact that they have applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes

•	their current tax expense (if any) related to the Pillar Two income taxes, and

•
during the period between the legislation being enacted or substantially enacted and the legislation becoming effective, known or reasonably estimable information that would help users of financial statements to understand an entity’s exposure to Pillar Two income taxes arising from that legislation. If this information is not known or reasonably estimable, entities are instead required to disclose a statement to that effect and information about their progress in assessing the exposure.

IFRS 17 - Insurance Contracts
- IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach. The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.
The Company does not have any contracts that meet the definition of an insurance contract under IFRS 17.
SEC Climate Rules
- On March 6, 2024, the SEC approved new rules that will require climate-related disclosures by public companies, including evaluation and disclosure of certain climate-related financial metrics in their audited financial statements. These rules are effective for fiscal years beginning on, or after January 1, 2025. The Company is currently evaluating the impact of the rule changes.

Boa Vista Servicos S A [member]
Disclosure Of Business And Nature Of Operations [Line Items]
Description of Business, and Basis of Presentation and Summary of Significant Accounting Policies
2	Preparation basis and presentation of the financial statements
These consolidated financial statements were prepared for inclusion as predecessor financial statements in the annual report on Form
20-F
of Equifax do Brasil, S.A. to be filed with the Securities and Exchange Commission (“SEC”) of the United States of America, as Boa Vista is considered the predecessor entity of Equifax do Brasil, S.A. until August 7, 2023. In accordance to the Financial Reporting Manual from the SEC Division of Corporation Finance, when such audited predecessor financial statements are provided for part of a fiscal year and successor audited financial statements are provided for the rest of the year, the predecessor is not required to provide comparative financial statements for the prior year partial period.

a)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations as issued by the International Accounting Standards Board (“IASB”), except for the lack of presentation of a consolidated statements of profit or loss and other comprehensive income, changes in shareholders’ equity and cash flows and related notes for the comparative period from January 1, 2022 to August 7, 2022, as required by International Accounting Standard 1 - Presentation of Financial Statements, which constitutes a departure from IFRS as issued by the IASB. They were authorized for issue by the Company’s Management on April 18, 2024.

b)	Functional currency
These consolidated financial statements have been prepared and are presented in Reais (R$), which is the Company’s functional currency.
The consolidated financial statements include the financial statements of the Company and its subsidiary, through the date the Company maintained control of the subsidiary, April 20, 2023. See Notes 1 b), 10 and 13 for further information).

c)	Consolidated financial statements
The Company consolidates the financial information for all entities it controls. Control is obtained when the Company has the power over the relevant activities of an entity, exposure to variability of returns from this entity and there is linkage between the power and the returns of an entity to benefit from its activities.
In the consolidation, the balances and transactions between the companies were eliminated through the following procedures: (a) elimination of the balances of asset and liability accounts in the consolidated companies; and (b) elimination of the Company’s investment balances with the capital balances, reserve of retained earnings (accumulated deficit) of the subsidiaries.
Subsidiaries are fully consolidated from the date on which control is transferred to the Company and deconsolidated from the date that control ceases. Balances and transactions
between the parent companies, and unrealized gains and losses on operations between
the Company and its subsidiaries were eliminated.

The Parent company’s losses are also eliminated, except in the case of impairment losses, which are recognized
in the consolidated financial statements.

When the entity loses control over a subsidiary the assets and liabilities and any non-controlling
interests and other components recorded in equity relating to this subsidiary are derecognized. Any gain or loss resulting from the loss of control is recognized in the consolidated statement of profit or loss and other comprehensive income.
When the entity loses control over a subsidiary via the contribution of that subsidiary to an existing or newly created equity-accounted investee (including a joint venture), the Company has chosen to recognize the full amount of the gain or loss resulting from the loss of control in profit or loss.
If the Company maintains any interest in the former subsidiary, this interest is measured at its fair value on the date control is lost.